Quarterly Holdings Report
for
Fidelity® Real Estate Investment Portfolio
October 31, 2021
REA-NPRT1-1221
1.809107.118
Common Stocks - 99.7%
	Shares	Value ($) (000s)
Equity Real Estate Investment Trusts (REITs) - 94.9%
REITs - Apartments - 9.5%
American Homes 4 Rent Class A	2,164,000	87,858
Invitation Homes, Inc.	2,604,200	107,423
Mid-America Apartment Communities, Inc.	882,500	180,215
UDR, Inc.	3,420,141	189,920
		565,416
REITs - Diversified - 39.0%
Apartment Income (REIT) Corp.	1,355,468	72,667
Crown Castle International Corp.	3,025,700	545,537
Digital Realty Trust, Inc.	2,674,100	422,000
Duke Realty Corp.	5,124,400	288,196
Equinix, Inc.	267,300	223,749
Gaming & Leisure Properties	2,686,210	130,254
Lamar Advertising Co. Class A	570,100	64,535
SBA Communications Corp. Class A	1,223,483	422,505
VICI Properties, Inc. (a)	3,716,300	109,073
Washington REIT (SBI)	1,697,000	43,019
		2,321,535
REITs - Health Care - 9.5%
Medical Properties Trust, Inc.	4,038,273	86,136
Ventas, Inc.	3,468,354	185,106
Welltower, Inc.	3,708,740	298,183
		569,425
REITs - Hotels - 3.3%
DiamondRock Hospitality Co. (b)	4,599,200	41,577
Host Hotels & Resorts, Inc. (b)	4,691,400	78,956
RLJ Lodging Trust	3,113,995	44,904
Ryman Hospitality Properties, Inc. (b)	347,500	29,725
		195,162
REITs - Management/Investment - 4.6%
American Assets Trust, Inc.	944,600	35,734
Lexington Corporate Properties Trust	4,454,900	64,908
National Retail Properties, Inc.	2,486,000	112,765
Weyerhaeuser Co.	1,757,300	62,771
		276,178
REITs - Manufactured Homes - 5.1%
Equity Lifestyle Properties, Inc.	2,030,374	171,587
Sun Communities, Inc.	667,463	130,809
		302,396
REITs - Office Property - 4.0%
Highwoods Properties, Inc. (SBI)	869,923	39,007
Mack-Cali Realty Corp. (b)	1,673,300	30,437
Piedmont Office Realty Trust, Inc. Class A	1,393,900	24,756
VEREIT, Inc.	2,837,937	142,748
		236,948
REITs - Shopping Centers - 3.4%
Kimco Realty Corp.	4,022,090	90,899
Phillips Edison & Co., Inc.	842,300	25,387
Regency Centers Corp.	1,220,500	85,935
		202,221
REITs - Single Tenant - 1.9%
Four Corners Property Trust, Inc.	1,097,600	31,830
Spirit Realty Capital, Inc.	1,728,800	84,590
		116,420
REITs - Storage - 7.3%
CubeSmart	3,541,900	194,840
Extra Space Storage, Inc.	847,840	167,338
Iron Mountain, Inc. (a)	1,640,200	74,859
		437,037
REITs - Warehouse/Industrial - 7.3%
Prologis (REIT), Inc.	2,987,230	433,029
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		5,655,767
IT Services - 0.3%
Internet Services & Infrastructure - 0.3%
Cyxtera Technologies, Inc. (c)	1,500,000	14,910
Cyxtera Technologies, Inc. Class A (b)	320,000	3,181
		18,091
Real Estate Management & Development - 4.5%
Real Estate Development - 1.1%
Instone Real Estate Group BV (d)(e)	2,384,473	62,847
Real Estate Services - 3.4%
CBRE Group, Inc. (b)	1,696,200	176,540
Realogy Holdings Corp. (b)	1,612,500	27,929
		204,469
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		267,316
TOTAL COMMON STOCKS (Cost $3,947,345)		5,941,174

Money Market Funds - 2.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (f)	14,046,263	14,049
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	149,848,915	149,864
TOTAL MONEY MARKET FUNDS (Cost $163,913)		163,913

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $4,111,258)	6,105,087
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(149,039)
NET ASSETS - 100.0%	5,956,048

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,910,000 or 0.3% of net assets.

(d)	Affiliated company
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,847,000 or 1.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Cyxtera Technologies, Inc.	2/21/21	15,000

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	7,830	171,273	165,054	9	-	-	14,049	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	157,415	164,305	171,856	32	-	-	149,864	0.4%
Total	165,245	335,578	336,910	41	-	-	163,913

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Instone Real Estate Group BV	71,987	1,824	-	-	-	(10,964)	62,847
Total	71,987	1,824	-	-	-	(10,964)	62,847

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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